Estimated Aggregate Amortization Expense From Existing Intangible Assets (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Expected Amortization Expense [Line Items]
2013	$ 3,685,132	22,958,741
2014	3,624,898	22,583,476
2015	3,624,898	22,583,476
2016	3,624,898	22,583,476
2017	3,624,898	22,583,476
Total	$ 18,184,724	113,292,645